Share capital, Stock Options Granted and Vested (FY) (Details)						3 Months Ended		12 Months Ended
	Jun. 26, 2023 $ / shares shares	May 15, 2023 $ / shares shares	Feb. 06, 2023 $ / shares shares	Jan. 17, 2023 $ / shares shares	Oct. 19, 2022 $ / shares shares	Oct. 31, 2024 $ / shares shares	Oct. 31, 2023 shares	Jul. 31, 2024 $ / shares shares	Jul. 31, 2023 $ / shares shares	Jun. 26, 2023 USD ($)	May 15, 2023 USD ($)	Feb. 06, 2023 USD ($)	Jan. 17, 2023 USD ($)	Oct. 19, 2022 USD ($)	Jul. 31, 2022 $ / shares
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Granted (in shares) | shares						0	0	0	2,125,000
Option exercise price (in dollars per share) | $ / shares						$ 0.85		$ 0.85	$ 0.85						$ 0.8
Option [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Granted (in shares) | shares	50,000		850,000	175,000	500,000
Option exercise price (in dollars per share) | $ / shares	$ 1.18		$ 0.8	$ 0.8	$ 0.8
Fair value of options granted | $										$ 41,026		$ 393,786	$ 79,180	$ 212,144
Option [Member] | Tranche One [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Vesting percentage	25.00%		25.00%	25.00%	10.00%
Option [Member] | Tranche Two [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Vesting percentage					15.00%
Stock Option One [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Granted (in shares) | shares		300,000
Option exercise price (in dollars per share) | $ / shares		$ 1.11
Fair value of options granted | $											$ 203,989
Stock Option One [Member] | Tranche One [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Vesting percentage		10.00%
Stock Option One [Member] | Tranche Two [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Vesting percentage		15.00%
Stock Option Two [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Granted (in shares) | shares		250,000
Option exercise price (in dollars per share) | $ / shares		$ 1.11
Fair value of options granted | $											$ 169,991
Stock Option Two [Member] | Tranche One [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Vesting percentage		25.00%